Summary of Significant Accounting Policies (Details) - Schedule of capital structure - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares authorized	200,000,000	20,000,000	20,000,000
Common stock, shares issued	21,353,550	19,169,128	15,699,414
Common stock, shares outstanding	21,353,357	19,168,935	15,449,221
Common stockCommon stock, par or stated value per share	$.0001 par value, one vote per share	$.0001 par value, one vote per share	$.0001 par value, one vote per share
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par or stated value per share	$.0001 par value	$.0001 par value	$.0001 par value
Preferred stock - Series A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized	750,000	750,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par or stated value per share	$.0001 par value; no voting rights	$.0001 par value; no voting rights
Preferred stock - Series B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par or stated value per share	$.0001 par value; voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually	$.0001 par value; voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually
Preferred stock - Series C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized	9,000,000	9,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred stock, par or stated value per share	$.0001 par value; 500 votes per share, convertible to common stock	$.0001 par value; 500 votes per share, convertible to common stock
Preferred stock - Series F [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized	15,000	15,000
Preferred stock, shares issued	11,414	11,414
Preferred stock, shares outstanding	11,414	11,414
Preferred stock, par or stated value per share	$.0001 par value; no voting right, convertible to common at a fixed price per share	$.0001 par value; no voting rights, convertible to common at a fixed price of $0.37per share; stated value is $1,000 per share
Preferred stock - Series G [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Preferred stock, shares authorized	51	51
Preferred stock, shares issued	51	51
Preferred stock, shares outstanding	51	51
Preferred stock, par or stated value per share	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits